Long-Term Debt - Credit Facilities And Senior Notes (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt	$ 567,000	$ 615,000
Less deferred financing fees	(5,034)	(7,319)
Total debt, net of deferred finance costs	561,966	607,681
Less current portion, net of deferred financing fees	(45,947)	(45,715)
Long-term debt, net of current portion and deferred financing fees	516,019	561,966
$675 Million Credit Facility [Member] | Fareastern Shipping Limited, Pegasus Shipholding S.A., Lance Shipping S.A., Seacrown Maritime Ltd., Navajo Marine Limited, Solana Holding Ltd. [Member]
Debt Instrument [Line Items]
$675 Million Credit Facility	$ 567,000	$ 615,000